Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Issued capital Common shares	Issued capital Preferred shares	Contributed surplus	Deficit	Deficit Common shares	Deficit Preferred shares	Accumulated other comprehensive income (loss) [1]	Attributable to shareholders	Attributable to shareholders Common shares	Attributable to shareholders Preferred shares	Attributable to non-controlling interests
Balance, beginning of year at Dec. 31, 2021	$ 2,593			$ 2,901	$ 942	$ 46	$ (2,453)			$ 146	$ 1,582			$ 1,011
Changes in equity [abstract]
Net earnings (loss)	161						50				50			111
Other comprehensive income (loss)
Net losses on translating net assets of foreign operations, net of hedges and tax	(4)									(4)	(4)
Net gains (losses) on derivatives designated as cash flow hedges, net of tax	(456)									(456)	(456)			0
Net actuarial gains on defined benefits plans, net of tax	37									37	37
Intercompany FVTOCI investments	(1)									55	55			(56)
Total comprehensive income (loss)	(263)						50			(368)	(318)			55
Dividends	(46)	$ (57)	$ (46)					$ (57)	$ (46)			$ (57)	$ (46)
Shares purchased under NCIB	(54)			(46)			(8)				(54)
Effect of share-based payment plans	3			8		(5)					3
Dividends recognised as distributions to non-controlling interests	(187)													(187)
Balance, end of year at Dec. 31, 2022	1,989			2,863	942	41	(2,514)			(222)	1,110			879
Changes in equity [abstract]
Net earnings (loss)	796						695				695			101
Other comprehensive income (loss)
Net losses on translating net assets of foreign operations, net of hedges and tax	3									3	3
Net gains (losses) on derivatives designated as cash flow hedges, net of tax	99									99	99			0
Net actuarial gains on defined benefits plans, net of tax	(5)									(5)	(5)
Intercompany FVTOCI investments	0									25	25			(25)
Total comprehensive income (loss)	893						695			122	817			76
Dividends	(51)	$ (65)	$ (51)					$ (65)	$ (51)			$ (65)	$ (51)
Shares purchased under NCIB	(87)			(80)			(7)				(87)
Changes in non-controlling interests in TransAlta Renewables (Note 4)	(809)			510			(625)			(64)	(179)			(630)
Provision for repurchase of shares under the automatic share purchase plan	(19)			(19)							(19)
Effect of share-based payment plans	11			11		0					11
Dividends recognised as distributions to non-controlling interests	(198)													(198)
Balance, end of year at Dec. 31, 2023	$ 1,664			$ 3,285	$ 942	$ 41	$ (2,567)			$ (164)	$ 1,537			$ 127

[1]	(1)Refer to Note 29 for details on components of and changes in, accumulated other comprehensive income (loss).